Victory Integrity Small Mid-Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MCI [Member] | Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
MCI [Member] | Russell 2500™ Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	8.44%	7.81%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	9.55%	10.06%	8.21%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.93%	8.50%	7.25%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.40%	7.80%	6.54%